Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares		Additional paid-in Capital		Accumulated deficit	Total
Balance at Dec. 31, 2015	$ 39		$ 41,680		$ (23,787)	$ 17,932
Balance, shares at Dec. 31, 2015	356,444
Issuance of Ordinary shares and warrants, net	$ 6		6,083			6,089
Issuance of Ordinary shares and warrants, net, shares	54,032
Share based compensation, net			700			700
Net loss					(16,022)	(16,022)
Balance at Dec. 31, 2016	$ 45		48,463		(39,809)	8,699
Balance, shares at Dec. 31, 2016	410,476
Share based compensation, net			408			408
Exercise of stock options		[1]		[1]			[1]
Exercise of stock options, shares	7,988
Net loss					(5,945)	(5,945)
Balance at Dec. 31, 2017	$ 45		48,871		(45,754)	3,162
Balance, shares at Dec. 31, 2017	418,464
Share based compensation, net			(299)			(299)
Exercise of stock options	$ 1			[1]		1
Exercise of stock options, shares	2,090
Net loss					(2,112)	(2,112)
Balance at Dec. 31, 2018	$ 46		$ 48,572		$ (47,866)	$ 752
Balance, shares at Dec. 31, 2018	420,554

[1]	Represents an amount lower than $1.